Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 99,818
Balance at end of period	$ 99,412		$ 99,412
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	2.3	2.5	1.9	0.5
Purchase of shares, Number of shares	30.7	33.4	61.2	78.1
Sale of shares, Number of shares	(30.2)	(34.2)	(60.3)	(76.9)
Ending balance, Number of shares	2.8	1.7	2.8	1.7
Balance at beginning of period	$ (188)	$ (171)	$ (152)	$ (37)
Purchase of shares, Amount	(3,088)	(2,688)	(6,024)	(5,833)
Sale of shares, Amount	3,033	2,736	5,933	5,747
Balance at end of period	$ (243)	$ (123)	$ (243)	$ (123)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.2	0.2	0.1	0.1
Purchase of shares, Number of shares	0.9	1.8	1.7	3.3
Sale of shares, Number of shares	(0.9)	(1.8)	(1.6)	(3.2)
Ending balance, Number of shares	0.2	0.2	0.2	0.2
Balance at beginning of period	$ (6)	$ (4)	$ (10)	$ (4)
Purchase of shares and other equity instruments	(61)	(45)	(90)	(79)
Sale of shares and other equity instruments	54	44	87	78
Balance at end of period	$ (13)	$ (5)	$ (13)	$ (5)